Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 216
2020	233
2021	252
2022	268
2023	285
2024-2028	1,692
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	8
2020	8
2021	7
2022	7
2023	6
2024-2028	24
Medicare Part D Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	1
2020	1
2021	1
2022	1
2023	1
2024-2028	$ 2